RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2023
Related Party Transactions
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES

The following amounts due to related parties are included in trade payables and accrued liabilities (note 7).

	March 31, 2023	December 31, 2022

Directors and Officers of the Company	181,341	43,235
	181,341	43,235

Between March 2 and March 3, 2022, PNRC issued promissory notes to its officers and directors as well as its shareholders as below:

Directors and Officers of the Company	35,000
ThreeD Capital Inc.	762,180
NAN	1,270,000
2,067,180

SCHEDULE OF KEY MANAGEMENT COMPENSATION	Key management compensation was related to the following:
	March 31, 2023	March 31, 2022
Management fees	802,074	498,974
Corporate and administration expenses	59,182	45,731
	861,256	544,705